Document And Entity Information	Nov. 17, 2021
Document Information [Line Items]
Entity, Registrant Name	Prudential Bancorp, Inc.
Document, Type	8-K
Document, Period End Date	Nov. 17, 2021
Entity, Incorporation, State or Country Code	PA
Entity, File Number	000-55084
Entity, Tax Identification Number	46-2935427
Entity, Address, Address Line One	1834 West Oregon Avenue
Entity, Address, City or Town	Philadelphia
Entity, Address, State or Province	PA
Entity, Address, Postal Zip Code	19145
City Area Code	215
Local Phone Number	755-1500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	PBIP
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001578776